File No. 333-32652

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 2

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 422
                BIOTECHNOLOGY PORTFOLIO, SERIES 3
             DIGITAL CONVERGENCE PORTFOLIO, SERIES 2
                FIBER OPTICS PORTFOLIO, SERIES 2
            GENOMICS & PROTEOMICS PORTFOLIO, SERIES 2
               PHARMACEUTICAL PORTFOLIO, SERIES 9
              STORAGE & NETWORKING PORTFOLIO SERIES
                 TECHNOLOGY PORTFOLIO, SERIES 12
                      (Exact Name of Trust)

                   FIRST TRUST PORTFOLIOS L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          FIRST TRUST PORTFOLIOS L.P.    CHAPMAN AND CUTLER
          Attn:  James A. Bowen          Attn:  Eric F. Fess
          1001 Warrenville Road          111 West Monroe Street
          Lisle, Illinois  60532         Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  June 28, 2002
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)



                                     FT 422
                        BIOTECHNOLOGY PORTFOLIO, SERIES 3
                                 3,350,357 UNITS



PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 422, Biotechnology Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies. At May 16, 2002, each unit represented a 1/3,350,357 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) including Income and Principal cash. At May 16, 2002, the Public Offering Price per Unit was $6.610 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
          FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 422
                        BIOTECHNOLOGY PORTFOLIO, SERIES 3
             SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                      3,350,357
Fractional Undivided Interest in the Trust per Unit                1/3,350,357
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $21,392,442
   Aggregate Value of Securities per Unit                               $6.385
   Income and Principal cash (overdraft) in the Portfolio            $(20,160)
   Income and Principal cash (overdraft) per Unit                      $(.006)
   Sales Charge 3.627% (3.5% of Public Offering Price,
     including Income and Principal cash)                                $.231
   Public Offering Price per Unit                                       $6.610
Redemption Price and Sponsor Repurchase Price per Unit
   ($.231 less than the Public Offering Price per Unit)                 $6.379

Date Trust Established                                          March 22, 2000
Mandatory Termination Date                                      March 15, 2005
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Creation and development fee: 0.25% of daily average net assets, maximum of 2.75% of a Unit holder's initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 422,
Biotechnology Portfolio, Series 3


We have audited the statement of assets and liabilities of FT 422, Biotechnology Portfolio, Series 3 (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from March 22, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 422, Biotechnology Portfolio, Series 3, at February 28, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 22, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 422
                        BIOTECHNOLOGY PORTFOLIO, SERIES 3

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002


ASSETS

Securities, at fair value (cost, $31,090,762)                     $25,621,009
Cash                                                                   23,845
Dividends receivable                                                   23,711
Receivable from investment transactions                               111,835
                                                                  -----------
TOTAL ASSETS                                                      $25,780,400
                                                                  ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                  $ 34,157
Unit redemptions payable                                              141,880
                                                                  -----------
TOTAL LIABILITIES                                                     176,037
                                                                  -----------

Net assets, applicable to 3,531,431 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                            31,090,762
   Net unrealized appreciation (depreciation)                      (5,469,753)
   Distributable funds (deficit)                                    1,930,163
   Less deferred sales charge                                      (1,873,105)
   Less organization costs                                            (73,704)
                                                                  -----------
                                                                   25,604,363
                                                                  ===========

TOTAL LIABILITIES AND NET ASSETS                                  $25,780,400
                                                                  ===========

Net asset value per unit                                               $7.250
                                                                  ===========


See notes to financial statements.

                                     FT 422
                        BIOTECHNOLOGY PORTFOLIO, SERIES 3

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002


  Number of                                                              Fair
   Shares         Name of Issuer of Equity Securities (1)                Value

                  BIOTECHNOLOGY - 55%
                  -------------
   12,997         Affymetrix, Inc.                                    $319,726
   16,644         Amgen, Inc.                                          965,019
   10,353         Applera Corp.                                        209,131
   13,041         Biogen, Inc.                                         693,129
   25,730         Chiron Corporation                                 1,117,197
   22,500         Enzon, Inc.                                          987,750
   11,705         Genentech, Inc.                                      552,476
   41,131(2)      Genzyme Corporation (General Division)             1,825,394
   22,638         Human Genome Sciences, Inc.                          464,532
   26,998         IDEC Pharmaceuticals Corporation                   1,696,014
   17,509         Immunex Corporation                                  503,209
   17,617         Incyte Pharmaceuticals, Inc.                         193,611
   14,584         Invitrogen Corporation                               665,614
   19,152         MedImmune, Inc.                                      789,637
   59,549(4)      Millennium Pharmaceuticals, Inc.                   1,118,330
   42,318(2)      Protein Design Labs, Inc.                            671,587
   35,010(3)(6)   Shire Pharmaceuticals Group, Plc                     832,538
   15,283(6)      Transkaryotic Therapies, Inc.                        584,116

                  PHARMACEUTICALS - 45%
                  ---------------
   18,630         American Home Products Corporation                 1,183,937
   22,362         Andrx Corporation                                    748,009
   19,518(5)      Bristol-Myers Squibb Company                         917,346
   16,710         Eli Lilly & Company                                1,265,448
   17,169         GlaxcoSmithKline Plc (ADR)                           840,423
   25,224(2)      Johnson & Johnson                                  1,536,142
   15,734         Merck & Co., Inc.                                    964,966
   30,772         Novartis AG (ADR)                                  1,168,105
   28,333         Pfizer Inc.                                        1,160,520
    9,194         Roche Holdings AG (ADR)                              645,879
   25,910         Schering-Plough Corporation                          893,635
    3,388         Syngenta AG (ADR)                                     38,216
    1,940(5)      Zimmer Holdings, Inc.                                 69,373
                                                                   -----------

                  Total investments (total cost $31,090,762)-100%  $25,621,009
                                                                   ===========

                                     FT 422
                        BIOTECHNOLOGY PORTFOLIO, SERIES 3

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002




(1)   Percentages are calculated based on net assets.

(2)   The number of shares reflects the effect of a two for one stock split.

(3) In May 2001, BioChem Pharma Inc. ("BioChem"), one of the Trust's original holdings, was acquired by Shire Pharmaceuticals Group, Plc ("Shire"). Each shareholder of BioChem received 2.2757 shares of Shire for each share of BioChem held.

(4) In February 2002, COR Therapeutics, Inc. ("COR"), one of the Trust's original holdings, was acquired by Millennium Pharmaceuticals, Inc. ("Millennium"). Each shareholder of COR received .9873 shares of Millennium for each share of COR held.

(5) In August 2001, Bristol-Myers Squibb Company ("Bristol-Myers"), one of the Trust's original holdings, spun off Zimmer Holdings, Inc. ("Zimmer"). Each shareholder of Bristol-Myers received .10 shares of Zimmer for each share of Bristol-Myers held.

(6) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 422
                        BIOTECHNOLOGY PORTFOLIO, SERIES 3

                            STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                  March 22, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                   February 28,   February 28,
                                                       2002           2001

Dividend income (net of foreign taxes withheld
   of $13,542 in 2002)                              $182,050         $218,325

Expenses:
   Trustee and other service fees                    (51,030)         (42,805)
   Creation and development fees                     (83,822)        (103,100)
   Evaluator's fees                                   (9,838)         (13,057)
   Supervisory fees                                  (14,204)         (15,516)
   Administrative fees                                (2,981)          (6,708)
   Tax reporting fee                                  (9,906)               -
   Other expenses                                    (16,040)               -
                                                    -------------------------
   Total expenses                                  ($187,821)       ($181,186)
                                                    -------------------------
     Investment income (loss) - net                   (5,771)          37,139

Net gain (loss) on investments:
   Net realized gain (loss)                         (329,512)       1,109,120
   Change in net unrealized appreciation
     (depreciation)                               (6,936,345)       1,466,592
                                                    -------------------------
                                                  (7,265,857)       2,575,712
                                                  ---------------------------
Net increase (decrease) in net assets
   resulting from operations                     ($7,271,628)      $2,612,851
                                                 ============================


See notes to financial statements.

                                     FT 422
                        BIOTECHNOLOGY PORTFOLIO, SERIES 3

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                 March 22, 2000
                                                  Year ended    (Initial Date of
                                                 February 28,      Deposit) to
                                                    2002       February 28, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                  ($5,771)         $37,139
   Net realized gain (loss) on investments        (329,512)       1,109,120
   Change in net unrealized appreciation
     (depreciation) on investments              (6,936,345)       1,466,592
                                                ---------------------------
   Net increase (decrease) in net assets
     resulting from operations                  (7,271,628)       2,612,851
                                                ---------------------------

Units issued                                         1,673       48,881,265
   Deferred sales charge                                 -       (1,867,855)
   Organization costs                              (12,383)         (60,985)
                                                  -------------------------
     Total                                         (10,710)      46,952,425
                                                  -------------------------

Unit redemptions                                (8,371,107)      (8,260,391)

Distributions to unit holders:
   Investment income - net                         (98,831)         (91,146)
   Principal from investment transactions                -                -
                                                  -------------------------
     Total distributions                           (98,831)         (91,146)
                                                  -------------------------
Total increase (decrease) in net assets        (15,752,276)      41,213,739

Net assets:
   Beginning of the period                      41,356,639          142,900
                                               ----------------------------
   End of the period                           $25,604,363      $41,356,639
                                               ============================
Distributable funds (deficit) at end of
   the period                                   $1,930,163       $1,914,851
                                                ===========================
Trust units:
   Beginning of the period                       4,528,330           14,999
   Issued                                              189        5,338,116
   Redemptions                                    (997,088)        (824,785)
                                                 --------------------------
   End of the period                             3,531,431        4,528,330
                                                 ==========================


See notes to financial statements.

                                     FT 422
                        BIOTECHNOLOGY PORTFOLIO, SERIES 3

                          NOTES TO FINANCIAL STATEMENTS





1.   Organization

FT 422, Biotechnology Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.25% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.75% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $73,704, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:


               Unrealized depreciation                         $(7,997,728)
               Unrealized appreciation                           2,527,975
                                                               -----------
                                                               $(5,469,753)
                                                               ===========


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ended February 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the Public Offering Price, which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                  March 22, 2000
                                                                (Initial Date of
                                                  Year ended       Deposit) to
                                                 February 28,     February 28,
                                                     2002             2001


Dividend Income                                      $.046            $.049
Expenses                                             (.047)           (.041)
                                                     ----------------------
     Investment income (loss) - net                  (.001)            .008

Distributions to unit holders:
   Investment income - net                           (.025)           (.020)
   Principal from investment transactions               -                 -

Net gain (loss) on investments                      (1.857)           (.382)
                                                     ----------------------
     Total increase (decrease) in net assets        (1.883)           (.394)

Net assets:
   Beginning of the period                           9.133            9.527
                                                     ----------------------

   End of the period                                $7.250           $9.133
                                                    =======================

Total return                                       (20.34)%
Ratio of total expenses to average net assets        0.58%
Ratio of net investment income (loss) to
   average net assets                                (.02)%

                                     FT 422
                        BIOTECHNOLOGY PORTFOLIO, SERIES 3

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


              SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                      1001 Warrenville Road
                                      Lisle, Illinois  60532
                                      (800) 621-1675

              TRUSTEE:                JPMorgan Chase Bank
                                      4 Chase MetroTech Center, 3rd Floor
                                      Brooklyn, New York  11245

              LEGAL COUNSEL           Chapman and Cutler
              TO SPONSOR:             111 West Monroe Street
                                      Chicago, Illinois  60603

              LEGAL COUNSEL           Carter, Ledyard & Milburn
              TO TRUSTEE:             2 Wall Street
                                      New York, New York  10005

              INDEPENDENT             Deloitte & Touche LLP
              AUDITORS:               180 North Stetson Avenue
                                      Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 422
                   DIGITAL CONVERGENCE PORTFOLIO, SERIES 2
                                 8,694,034 UNITS



PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 422, Digital Convergence Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies which focus on the use of digital technology. At May 16, 2002, each Unit represented a 1/8,694,034 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) including Income and Principal cash. At May 16, 2002, the Public Offering Price per Unit was $2.155 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts of other retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 422
                   DIGITAL CONVERGENCE PORTFOLIO, SERIES 2
             SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                      8,694,034
Fractional Undivided Interest in the Trust per Unit                1/8,694,034
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $18,150,696
   Aggregate Value of Securities per Unit                               $2.088
   Income and Principal cash (overdraft) in the Portfolio            $(70,110)
   Income and Principal cash (overdraft) per Unit                      $(.008)
   Sales Charge 3.627% (3.5% of Public Offering Price
     including Income and Principal Cash)                                $.075
   Public Offering Price per Unit                                       $2.155
Redemption Price and Sponsor Repurchase Price Per Unit
   ($.075 less than the Public Offering Price per Unit)                 $2.080

Date Trust Established                                          March 22, 2000
Mandatory Termination Date                                      March 15, 2005
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Creation and development fee: 0.25% of daily average net assets, maximum of 2.75% of a Unit holder's initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 422,
Digital Convergence Portfolio, Series 2


We have audited the statement of assets and liabilities of FT 422, Digital Convergence Portfolio, Series 2 (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from March 22, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 422, Digital Convergence Portfolio, Series 2, at February 28, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 22, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 422
                   DIGITAL CONVERGENCE PORTFOLIO, SERIES 2

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002


ASSETS

Securities, at fair value (cost, $53,004,586)                     $19,709,180
Dividends receivable                                                      830
Receivable from investment transactions                                78,175
                                                                  -----------
TOTAL ASSETS                                                      $19,788,185
                                                                  ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                  $ 58,861
Cash overdraft                                                         35,572
Unit redemptions payable                                               73,727
                                                                  -----------
TOTAL LIABILITIES                                                     168,160
                                                                  -----------

Net assets, applicable to 9,230,674 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                            53,004,586
   Net unrealized appreciation (depreciation)                     (33,295,406)
   Distributable funds (deficit)                                    2,474,545
   Less deferred sales charge                                      (2,491,685)
   Less organization costs                                            (72,015)
                                                                  -----------
                                                                   19,620,025
                                                                  -----------

TOTAL LIABILITIES AND NET ASSETS                                  $19,788,185
                                                                  ===========

Net asset value per unit                                               $2.126
                                                                       ======


See notes to financial statements.

                                     FT 422
                   DIGITAL CONVERGENCE PORTFOLIO, SERIES 2

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002



  Number of                                                              Fair
   Shares         Name of Issuer of Equity Securities (1)                Value


                  COMMUNICATION EQUIPMENT - 5%
                  -----------------------
    3,419         Avaya Inc.                                           $18,292
   21,692         JDS Uniphase Corporation                             105,206
   41,500         Lucent Technologies Inc.                             231,985
   42,600(4)      Nortel Networks Corporation                          215,982
   45,139         Tellabs, Inc.                                        463,126

                  COMMUNICATION SERVICES - 7%
                  ----------------------
   49,274(2)      AT&T Corp.                                           765,718
   15,866(2)      AT&T Wireless Services, Inc.                         160,088
   63,372(3)      WorldCom, Inc. - MCI Group                           476,557
    2,533(3)      WorldCom, Inc. - WorldCom Group                       17,452

                  WIRELESS COMMUNICATIONS - 11%
                  -----------------------
  111,299         L.M. Ericsson AB (ADR)                               469,682
   50,348         Nokia Oy (ADR)                                     1,045,728
   20,652         QUALCOMM Incorporated                                686,679

                  CONSUMER ELECTRONICS - 13%
                  --------------------
   57,712(4)      Koninklijke (Royal) Philips Electronics            1,498,204
   22,102         Sony Corporation (ADR)                             1,021,111

                  INTERNET CONTENT - 6%
                  ----------------
   39,868         AOL Time Warner                                      988,726
   21,961         CMGI Inc.                                             32,283
   14,413         Yahoo! Inc.                                          208,412

                  MULTIMEDIA - 20%
                  ----------
   70,469         The Walt Disney Company                            1,620,787
   48,220         Viacom Inc. (Class B)                              2,244,641

                  COMPUTERS & PERIPHERALS - 11%
                  -----------------------
   47,529         Dell Computer Corporation                          1,173,491
   39,821         EMC Corporation                                      434,049
    1,485         McDATA Corporation                                    23,404
   56,209         Sun Microsystems, Inc.                               478,339

                                     FT 422
                   DIGITAL CONVERGENCE PORTFOLIO, SERIES 2

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002


  Number of                                                              Fair
   Shares         Name of Issuer of Equity Securities (1)                Value


                  INTERNET SOFTWARE & SERVICES - 12%
                  ----------------------------
   12,864         Inktomi Corporation                                  $56,216
   26,973         Microsoft Corporation                              1,573,605
   18,640         Openwave Systems, Inc.                               104,198
   40,638         RealNetworks, Inc.                                   221,477
   15,717         VeriSign, Inc.                                       372,964

                  NETWORKING PRODUCTS - 4%
                  -------------------
   39,132         Cisco Systems, Inc.                                  558,414
   21,255         Juniper Networks, Inc.                               198,097

                  SEMICONDUCTORS - 11%
                  --------------
   39,587         Intel Corporation                                  1,130,209
   13,453(4)      PMC-Sierra, Inc.                                     196,548
   31,261         Texas Instruments Incorporated                       917,510

                                                                     ---------

                  Total investments (total cost $53,004,586)-100%  $19,709,180
                                                                   ===========

                                     FT 422
                   DIGITAL CONVERGENCE PORTFOLIO, SERIES 2

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002




(1)   Percentages are calculated based on net assets.

(2) In July 2001, AT&T Corp. ("AT&T"), one of the Trust's original holdings, spun off AT&T Wireless Services, Inc. ("AT&T Wireless"). Each shareholder of AT&T received .3218 shares of AT&T Wireless for each share of AT&T held.

(3) In June 2001, WorldCom, Inc. ("WorldCom"), one of the Trust's original holdings, spun off WorldCom, Inc. - MCI Group ("WorldCom - MCI"). Each shareholder of WorldCom received .04 shares of WorldCom - MCI for each share of WorldCom held. Concurrently, WorldCom, Inc. changed its name to WorldCom, Inc. - WorldCom Group.

(4) This security represents the common stock of a foreign country which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 422
                   DIGITAL CONVERGENCE PORTFOLIO, SERIES 2

                            STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                  March 22, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                   February 28,   February 28,
                                                       2002           2001

Dividend income (net of foreign taxes withheld
   of $13,261 in 2002)                               $74,624        $47,678

Expenses:
   Trustee and other service fees                   (128,628)       (54,996)
   Creation and development fees                     (73,531)       (57,598)
   Evaluator's fees                                  (24,119)       (12,129)
   Supervisory fees                                  (30,846)       (14,433)
   Administrative fees                               (11,159)        (6,169)
   Other expenses                                    (20,040)             -
                                                ----------------------------
   Total expenses                                   (288,323)      (145,325)
                                                ----------------------------

     Investment income (loss) - net                 (213,699)       (97,647)

Net gain (loss) on investments:
   Net realized gain (loss)                       (8,298,424)      (187,254)
   Change in net unrealized appreciation
     (depreciation)                               (6,593,565)   (26,701,841)
                                                ----------------------------
                                                 (14,891,989)   (26,889,095)
                                                ----------------------------

Net increase (decrease) in net assets
   resulting from operations                    $(15,105,688)  $(26,986,742)
                                                ============================


See notes to financial statements.

                                     FT 422
                   DIGITAL CONVERGENCE PORTFOLIO, SERIES 2

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                 Period from
                                                                March 22, 2000
                                                Year ended    (Initial Date of
                                               February 28,      Deposit) to
                                                 2002         February 28, 2001

Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net               $(213,699)        $(97,647)
   Net realized gain (loss) on investments     (8,298,424)        (187,254)
   Change in net unrealized appreciation
     (depreciation) on investments             (6,593,565)     (26,701,841)
                                             -----------------------------
   Net increase (decrease) in net assets
     resulting from operations                (15,105,688)     (26,986,742)
                                             -----------------------------

Units issued                                    4,346,702       64,944,850
   Deferred sales charge                                -       (2,486,438)
   Organization costs                             (29,990)         (41,688)
                                             -----------------------------
     Total                                      4,316,712       62,416,724
                                             -----------------------------

Unit redemptions                               (5,163,801)               -

Distributions to unit holders:
   Investment income - net                              -                -
   Principal from investment transactions               -                -
                                             -----------------------------
     Total distributions                                -                -
                                             -----------------------------
Total increase (decrease) in net assets       (15,952,777)      35,429,982

Net assets:
   Beginning of the period                     35,572,802          142,820
                                              ----------------------------
   End of the period                          $19,620,025      $35,572,802
                                              ============================

Distributable funds (deficit) at end of
   the period                                 $2,474,545        $2,792,684
                                              ============================
Trust units:
   Beginning of the period                     10,360,749           14,990
   Issued                                         900,654       10,345,759
   Redemptions                                 (2,030,729)               -
                                               ---------------------------
   End of the period                            9,230,674       10,360,749
                                                ==========================


See notes to financial statements.

                                     FT 422
                   DIGITAL CONVERGENCE PORTFOLIO, SERIES 2

                          NOTES TO FINANCIAL STATEMENTS


1.   Organization

FT 422, Digital Convergence Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies which focus on the use of digital technology.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.25% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.75% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $72,015, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:


               Unrealized depreciation                        $(33,295,406)
               Unrealized appreciation                                   -
                                                              ------------
                                                              $(33,295,406)
                                                              ============

4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.350 per unit which was paid to the Sponsor over a five-month period ended February 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.50% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                 Period from
                                                                March 22, 2000
                                                               (Initial Date of
                                                 Year ended       Deposit) to
                                                February 28,     February 28,
                                                    2002             2001

Dividend Income                                     $.007          $.011
Expenses                                            (.027)         (.034)
                                                   ----------------------
     Investment income (loss) - net                 (.020)         (.023)

Distributions to unit holders:
   Investment income - net                             -              -
   Principal from investment transactions              -              -

Net gain (loss) on investments                     (1.287)        (6.072)
                                                   ----------------------
     Total increase (decrease) in net assets       (1.307)        (6.095)

Net assets:
   Beginning of the period                          3.433          9.528
                                                   ---------------------

   End of the period                               $2.126         $3.433
                                                   =====================

Total return                                      (38.07)%
Ratio of total expenses to average net assets       0.97%
Ratio of net investment income (loss) to
   average net assets                              (0.72)%

                                     FT 422
                   DIGITAL CONVERGENCE PORTFOLIO, SERIES 2

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


            SPONSOR:                First Trust Portfolios L.P. (formerly,
                                    Nike Securities L.P.)
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

            TRUSTEE:                JPMorgan Chase Bank
                                    4 Chase MetroTech Center, 3rd Floor
                                    Brooklyn, New York  11245

            LEGAL COUNSEL           Chapman and Cutler
            TO SPONSOR:             111 West Monroe Street
                                    Chicago, Illinois  60603

            LEGAL COUNSEL           Carter, Ledyard & Milburn
            TO TRUSTEE:             2 Wall Street
                                    New York, New York  10005

            INDEPENDENT             Deloitte & Touche LLP
            AUDITORS:               180 North Stetson Avenue
                                    Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 422
                        FIBER OPTICS PORTFOLIO, SERIES 2
                                 4,148,683 UNITS



PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 422, Fiber Optics Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of telecommunications companies focusing on the use of fiber optic technology. At May 16, 2002, each unit represented a 1/4,148,683 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) including Income and Principal cash. At May 16, 2002, the Public Offering Price per Unit was $.662 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 422
                        FIBER OPTICS PORTFOLIO, SERIES 2
             SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                      4,148,683
Fractional Undivided Interest in the Trust per Unit                1/4,148,683
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $2,804,615
   Aggregate Value of Securities per Unit                                $.676
   Income and Principal cash (overdraft) in the Portfolio           $(153,751)
   Income and Principal cash (overdraft) per Unit                      $(.037)
   Sales Charge 3.627% (3.5% of Public Offering Price,
     including Income and Principal cash)                                $.023
   Public Offering Price per Unit                                        $.662
Redemption Price and Sponsor Repurchase Price per Unit
   ($.023 less than the Public Offering Price per Unit)                  $.639

Date Trust Established                                          March 22, 2000
Mandatory Termination Date                                      March 15, 2005
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Creation and development fee: 0.25% of daily average net assets, maximum of 2.75% of a Unit holder's initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 422,
Fiber Optics Portfolio, Series 2


We have audited the statement of assets and liabilities of FT 422, Fiber Optics Portfolio, Series 2 (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from March 22, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 422, Fiber Optics Portfolio, Series 2, at February 28, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 22, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 422
                        FIBER OPTICS PORTFOLIO, SERIES 2

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002


ASSETS

Securities, at fair value (cost, $29,983,258)                      $3,535,657
Receivable from investment transactions                                 6,343
                                                                   ----------
TOTAL ASSETS                                                       $3,542,000
                                                                   ==========


LIABILITIES AND NET ASSETS

Cash overdraft                                                       $  7,947
Accrued liabilities                                                    33,940
Unit redemptions payable                                                8,044
                                                                   ----------
TOTAL LIABILITIES                                                      49,931
                                                                   ----------

Net assets, applicable to 4,375,803 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                            29,983,258
   Net unrealized appreciation (depreciation)                     (26,447,601)
   Distributable funds (deficit)                                    2,707,657
   Less deferred sales charge                                      (2,660,693)
   Less organization costs                                            (90,552)
                                                                   ----------
                                                                    3,492,069
                                                                   ----------

TOTAL LIABILITIES AND NET ASSETS                                   $3,542,000
                                                                   ==========

Net asset value per unit                                                $.798
                                                                   ==========


See notes to financial statements.

                                     FT 422
                        FIBER OPTICS PORTFOLIO, SERIES 2

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002


  Number of                                                              Fair
   Shares         Name of Issuer of Equity Securities (1)                Value

                  COMMUNICATIONS SERVICES - 35%
                  -----------------------
   27,726(2)      AT&T Corp.                                          $430,862
    8,952(2)      AT&T Wireless Services, Inc.                          90,326
   14,559         Level 3 Communications, Inc.                          43,968
   31,952         Qwest Communications International Inc.              277,982
   19,660         Time Warner Telecom Inc. (Class A)                   112,062
    1,428(3)      WorldCom Inc. - MCI Group                              9,839
   35,688(3)      WorldCom Inc. - WorldCom Group                       268,374

                  COMMUNICATIONS EQUIPMENT - 21%
                  ------------------------
   56,291         ADC Telecommunications, Inc.                         202,648
    1,913         Avaya Inc.                                            10,234
   23,010         Lucent Technologies Inc.                             128,626
   23,957(4)      Nortel Networks Corporation                          121,462
   25,490         Tellabs, Inc.                                        261,527

                  FIBER OPTICS - 31%
                  ------------
   22,026         CIENA Corporation                                    170,922
   24,172         Corning Incorporated                                 162,678
   18,175         Digital Lightwave, Inc.                               87,785
   16,459         Ditech Communications Corporation                     70,444
   37,879         Finisar Corporation                                  231,062
   15,071         Harmonic Inc.                                        160,355
   40,396         JDS Uniphase Corporation                             195,921

                  NETWORKING PRODUCTS - 14%
                  -------------------
   22,057         Cisco Systems, Inc.                                  314,753
   11,981         Juniper Networks, Inc.                               111,663
    9,430         Redback Networks, Inc.                                29,139
   12,328         Sycamore Networks, Inc.                               43,025
                                                                      --------

                  Total investments (total cost $29,983,258)-101%   $3,535,657
                                                                    ==========

                                     FT 422
                        FIBER OPTICS PORTFOLIO, SERIES 2

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002



(1)   Percentages are calculated based on net assets.

(2) In July 2001, AT&T Corp. ("AT&T"), one of the Trust's original holdings, spun off AT&T Wireless Services, Inc. ("AT&T Wireless"). Each shareholder of AT&T received .3218 shares of AT&T Wireless for each share of AT&T held.

(3) In June 2001, WorldCom, Inc. ("WorldCom"), one of the Trust's original holdings, spun off WorldCom, Inc. - MCI Group ("WorldCom - MCI"). Each shareholder of WorldCom received .04 shares of WorldCom - MCI for each share of WorldCom held. Concurrently, WorldCom, Inc. changed its name to WorldCom, Inc. - WorldCom Group.

(4) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 422
                        FIBER OPTICS PORTFOLIO, SERIES 2

                            STATEMENTS OF OPERATIONS

                                                                  Period from
                                                                  March 22, 2000
                                                                (Initial Date of
                                                   Year ended      Deposit) to
                                                  February 28,    February 28,
                                                      2002            2001

Dividend income (net of foreign taxes withheld
   of $168 in 2002)                                 $13,787          $32,143

Expenses:
   Trustee and other service fees                   (59,888)         (56,874)
   Creation and development fees                    (22,113)         (90,474)
   Evaluator's fees                                 (12,353)         (17,004)
   Supervisory fees                                 (14,981)         (20,749)
   Administrative fees                               (5,413)          (8,892)
   Tax reporting fee                                (11,500)               -
   Other expenses                                   (18,040)               -
                                               -----------------------------
   Total expenses                                  (144,288)        (193,993)
                                               -----------------------------
     Investment income (loss) - net                (130,501)        (161,850)

Net gain (loss) on investments:
   Net realized gain (loss)                     (11,023,359)      (5,800,834)
   Change in net unrealized appreciation
     (depreciation)                              (1,046,688)     (25,400,913)
                                               -----------------------------
                                                (12,070,047)     (31,201,747)
                                               -----------------------------
Net increase (decrease) in net assets
   resulting from operations                   $(12,200,548)    $(31,363,597)
                                               =============================


See notes to financial statements.

                                     FT 422
                        FIBER OPTICS PORTFOLIO, SERIES 2

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                 March 22, 2000
                                                 Year ended     (Initial Date of
                                                February 28,       Deposit) to
                                                   2002        February 28, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net               $(130,501)        $(161,850)
   Net realized gain (loss) on investments    (11,023,359)       (5,800,834)
   Change in net unrealized appreciation
     (depreciation) on investments             (1,046,688)      (25,400,913)
                                               ----------------------------
   Net increase (decrease) in net assets
     resulting from operations                (12,200,548)      (31,363,597)
                                               ----------------------------

Units issued                                            -        59,220,696
   Deferred sales charge                                -        (2,655,443)
   Organization costs                             (13,636)          (76,578)
                                               ----------------------------
     Total                                        (13,636)       56,488,675
                                               ----------------------------

Unit redemptions                               (2,334,984)       (7,226,763)

Distributions to unit holders:
   Investment income - net                              -                 -
   Principal from investment transactions               -                 -
                                               ----------------------------
     Total distributions                                -                 -
                                               ----------------------------
Total increase (decrease) in net assets       (14,549,168)       17,898,315

Net assets:
   Beginning of the period                     18,041,237           142,922
                                               ----------------------------
   End of the period                           $3,492,069       $18,041,237
                                               ============================
Distributable funds (deficit) at end of
   the period                                  $2,707,657        $2,641,142
                                               ============================
Trust units:
   Beginning of the period                      5,713,469            15,001
   Issued                                               -         7,092,078
   Redemptions                                 (1,337,666)       (1,393,610)
                                               ----------------------------
   End of the period                            4,375,803         5,713,469
                                               ============================


See notes to financial statements.

                                     FT 422
                        FIBER OPTICS PORTFOLIO, SERIES 2

                          NOTES TO FINANCIAL STATEMENTS





1.   Organization

FT 422, Fiber Optics Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of telecommunications companies focusing on the use of fiber optic technology.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.25% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.75% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $90,552, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:


               Unrealized depreciation                        $(26,447,601)
               Unrealized appreciation                                   -
                                                              ------------
                                                              $(26,447,601)
                                                              ============

3.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ended February 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the Public Offering Price, which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                  Period from
                                                                 March 22, 2000
                                                                (Initial Date of
                                                  Year ended       Deposit) to
                                                 February 28,     February 28,
                                                     2002             2001

Dividend income                                      $.003          $.006
Expenses                                             (.029)         (.034)
                                                     --------------------
     Investment income (loss) - net                  (.026)         (.028)

Distributions to unit holders:
   Investment income - net                              -              -
   Principal from investment transactions               -              -

Net gain (loss) on investments                      (2.334)        (6.341)
                                                     --------------------
     Total increase (decrease) in net assets         (2.360)       (6.369)


Net assets:
   Beginning of the period                           3.158          9.527
                                                     --------------------

   End of the period                                 $.798         $3.158
                                                     ====================

Total return                                       (74.73)%
Ratio of total expenses to average net assets        1.47%
Ratio of net investment income (loss) to average
   net assets                                       (1.31)%

                                     FT 422
                        FIBER OPTICS PORTFOLIO, SERIES 2

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


             SPONSOR:                First Trust Portfolios L.P. (formerly,
                                     Nike Securities L.P.)
                                     1001 Warrenville Road
                                     Lisle, Illinois  60532
                                     (800) 621-1675

             TRUSTEE:                JPMorgan Chase Bank
                                     4 Chase MetroTech Center, 3rd Floor
                                     Brooklyn, New York  11245

             LEGAL COUNSEL           Chapman and Cutler
             TO SPONSOR:             111 West Monroe Street
                                     Chicago, Illinois  60603

             LEGAL COUNSEL           Carter, Ledyard & Milburn
             TO TRUSTEE:             2 Wall Street
                                     New York, New York  10005

             INDEPENDENT             Deloitte & Touche LLP
             AUDITORS:               180 North Stetson Avenue
                                     Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 422
                  GENOMICS & PROTEOMICS PORTFOLIO, SERIES 2
                                 2,577,925 UNITS



PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 422, Genomics & Proteomics Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies and pharmaceutical companies that are actively participating in genomics and proteomics research. At May 16, 2002, each unit represented a 1/2,577,925 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) including Income and Principal cash. At May 16, 2002, the Public Offering Price per Unit was $4.253 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
          FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 422
                  GENOMICS & PROTEOMICS PORTFOLIO, SERIES 2
             SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                      2,577,925
Fractional Undivided Interest in the Trust per Unit                1/2,577,925
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $10,659,207
   Aggregate Value of Securities per Unit                               $4.135
   Income and Principal cash (overdraft) in the Portfolio            $(79,269)
   Income and Principal cash (overdraft) per Unit                      $(.031)
   Sales Charge 3.627% (3.5% of Public Offering Price,
     including Income and Principal cash)                                $.149
   Public Offering Price per Unit                                       $4.253
Redemption Price and Sponsor Repurchase Price per Unit
   ($.149 less than the Public Offering Price per Unit)                 $4.104

Date Trust Established                                          March 22, 2000
Mandatory Termination Date                                      March 15, 2005
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Creation and development fee: 0.25% of daily average net assets, maximum of 2.75% of a Unit holder's initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 422,
Genomics & Proteomics Portfolio, Series 2


We have audited the statement of assets and liabilities of FT 422, Genomics & Proteomics Portfolio, Series 2 (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from March 22, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 422, Genomics & Proteomics Portfolio, Series 2, at February 28, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 22, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 422
                  GENOMICS & PROTEOMICS PORTFOLIO, SERIES 2

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002


ASSETS

Securities, at fair value (cost, $19,782,893)                     $13,700,225
Cash                                                                  200,661
Receivable from investment transactions                                20,668
                                                                  -----------
TOTAL ASSETS                                                      $13,921,554
                                                                  ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                   $24,471
Unit redemptions payable                                               31,980
Payable for investments purchased                                     208,327
                                                                  -----------
TOTAL LIABILITIES                                                     264,778
                                                                  -----------

Net assets, applicable to 2,728,721 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                            19,782,893
   Net unrealized appreciation (depreciation)                      (6,082,668)
   Distributable funds (deficit)                                    1,401,120
   Less deferred sales charge                                      (1,385,037)
   Less organization costs                                            (59,532)
                                                                  -----------
                                                                   13,656,776
                                                                  -----------

TOTAL LIABILITIES AND NET ASSETS                                  $13,921,554
                                                                  ===========


Net asset value per unit                                               $5.005
                                                                  ===========


See notes to financial statements.

                                     FT 422
                  GENOMICS & PROTEOMICS PORTFOLIO, SERIES 2

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002



  Number of                                                              Fair
   Shares         Name of Issuer of Equity Securities (1)                Value


   14,340         Abgenix, Inc.                                       $258,837
    8,775         Affymetrix, Inc.                                     215,865
   11,525         Amgen, Inc.                                          668,219
    5,174         Applera Corporation - Celera Genomics Group          104,515
    9,045         Biogen, Inc.                                         480,742
   17,247         Chiron Corporation                                   748,865
   15,493         CuraGen Corporation                                  257,649
   13,844         Emisphere Technologies, Inc.                         215,136
   15,644         Enzon, Inc.                                          686,772
   17,930         Gene Logic Inc.                                      289,928
    8,156         Genentech, Inc.                                      384,963
   28,439         Genome Therapeutics Corp.                            146,461
   28,340(2)      Genzyme Corporation (General Division)             1,257,729
   25,028         Gilead Sciences, Inc.                              1,763,473
   15,482         Human Genome Sciences, Inc.                          317,691
   13,339         Hyseq, Inc.                                           71,364
   18,508         IDEC Pharmaceuticals Corporation                   1,162,673
   12,102         Immunex Corporation                                  347,811
   11,965         Incyte Pharmaceuticals, Inc.                         131,495
   24,988         Lynx Therapeutics, Inc.                               66,218
   23,850         Medarex, Inc.                                        360,850
   13,415         MedImmune, Inc.                                      553,100
   40,307(3)      Millennium Pharmaceuticals, Inc.                     756,965
   18,294         Myriad Genetics, Inc.                                599,129
   19,252         Nanogen, Inc.                                         79,703
   25,485         Neurocrine Biosciences, Inc.                         904,463
   29,376(2)      Protein Design Labs, Inc.                            466,197
   10,555         Transkaryotic Therapies, Inc.                        403,412
                                                                   -----------

                  Total investments (total cost $19,782,893)-100%  $13,700,225
                                                                   ===========

                                     FT 422
                  GENOMICS & PROTEOMICS PORTFOLIO, SERIES 2

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002



(1)   Percentages are calculated based on net assets.

(2)   The number of shares reflects the effect of a two for one stock split.

(3) In February 2002, COR Therapeutics, Inc. ("COR"), one of the Trust's original holdings, was acquired by Millennium Pharmaceuticals, Inc. ("Millennium"). Each shareholder of COR received .9873 shares of Millennium for each share of COR held.



See notes to financial statements.

                                     FT 422
                  GENOMICS & PROTEOMICS PORTFOLIO, SERIES 2

                            STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                  March 22, 2000
                                                                (Initial Date of
                                                  Year ended       Deposit) to
                                                 February 28,     February 28,
                                                     2002             2001

Dividend income                                    $     -         $      -

Expenses:
   Trustee and other service fees                  (36,460)         (32,165)
   Creation and development fees                   (46,170)         (65,668)
   Evaluator's fees                                 (7,394)          (9,904)
   Supervisory fees                                 (9,237)         (11,694)
   Administrative fees                              (3,376)          (5,009)
   Tax reporting fee                                (7,759)               -
   Other expenses                                  (13,815)               -
                                               ----------------------------
   Total expenses                                 (124,211)        (124,440)
                                               ----------------------------
     Investment income (loss) - net               (124,211)        (124,440)

Net gain (loss) on investments:
   Net realized gain (loss)                     (1,464,178)        (356,167)
   Change in net unrealized appreciation
     (depreciation)                             (2,125,840)      (3,956,828)
                                               ----------------------------
                                                (3,590,018)      (4,312,995)

Net increase (decrease) in net assets
   resulting from operations                   $(3,714,229)     $(4,437,435)
                                               ============================


See notes to financial statements.

                                     FT 422
                  GENOMICS & PROTEOMICS PORTFOLIO, SERIES 2

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                 March 22, 2000
                                                Year ended      (Initial Date of
                                               February 28,        Deposit) to
                                                  2002         February 28, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net               $(124,211)        $(124,440)
   Net realized gain (loss) on investments     (1,464,178)         (356,167)
   Change in net unrealized appreciation
     (depreciation) on investments             (2,125,840)       (3,956,828)
                                              -----------------------------
   Net increase (decrease) in net assets
     resulting from operations                 (3,714,229)       (4,437,435)
                                              -----------------------------

Units issued                                      195,492        32,102,869
   Deferred sales charge                                -        (1,379,780)
   Organization costs                              (8,409)          (50,785)
                                              -----------------------------
     Total                                        187,083        30,672,304
                                              -----------------------------

Unit redemptions                               (3,990,017)       (4,919,780)

Distributions to unit holders:
   Investment income - net                              -                 -
   Principal from investment transactions        (284,254)                -
                                              -----------------------------
     Total distributions                         (284,254)                -
                                              -----------------------------
Total increase (decrease) in net assets        (7,801,417)       21,315,089

Net assets:
   Beginning of the period                     21,458,193           143,104
                                              -----------------------------
   End of the period                          $13,656,776       $21,458,193
                                              =============================
Distributable funds (deficit) at end of
   the period                                  $1,401,120        $1,353,881
                                               ============================
Trust units:
   Beginning of the period                      3,355,895            15,020
   Issued                                          38,842         3,942,228
   Redemptions                                   (666,016)         (601,353)
                                              -----------------------------
   End of the period                            2,728,721         3,355,895
                                               ============================


See notes to financial statements.

                                     FT 422
                  GENOMICS & PROTEOMICS PORTFOLIO, SERIES 2

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 422, Genomics & Proteomics Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies and pharmaceutical companies that are actively participating in genomics and proteomics research.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.25% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.75% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders includes an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $59,532, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:


               Unrealized depreciation                         $(8,289,758)
               Unrealized appreciation                           2,207,090
                                                               -----------
                                                               $(6,082,668)
                                                               ===========

4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ended February 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the Public Offering Price, which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                 Period from
                                                                 March 22, 2000
                                                               (Initial Date of
                                                 Year ended       Deposit) to
                                                February 28,     February 28,
                                                    2002             2001

Dividend income                                    $   -            $   -
Expenses                                            (.041)           (.037)
                                                   ----------------------
     Investment income (loss) - net                 (.041)           (.037)

Distributions to unit holders:
   Investment income - net                             -               -
   Principal from investment transactions           (.105)             -

Net gain (loss) on investments                     (1.243)          (3.097)
                                                   -----------------------
     Total increase (decrease) in net assets       (1.389)          (3.134)


Net assets:
   Beginning of the period                          6.394            9.528
                                                   -----------------------

   End of the period                               $5.005           $6.394
                                                    ======================

Total return                                      (20.08)%
Ratio of total expenses to average net assets       0.72%
Ratio of net investment income (loss) to
   average net assets                              (0.72)%

                                     FT 422
                  GENOMICS & PROTEOMICS PORTFOLIO, SERIES 2

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


              SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                      1001 Warrenville Road
                                      Lisle, Illinois  60532
                                      (800) 621-1675

              TRUSTEE:                JPMorgan Chase Bank
                                      4 Chase MetroTech Center, 3rd Floor
                                      Brooklyn, New York  11245

              LEGAL COUNSEL           Chapman and Cutler
              TO SPONSOR:             111 West Monroe Street
                                      Chicago, Illinois  60603

              LEGAL COUNSEL           Carter, Ledyard & Milburn
              TO TRUSTEE:             2 Wall Street
                                      New York, New York  10005

              INDEPENDENT             Deloitte & Touche LLP
              AUDITORS:               180 North Stetson Avenue
                                      Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 422
                       PHARMACEUTICAL PORTFOLIO, SERIES 9
                                 4,129,416 UNITS



PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 422, Pharmaceutical Portfolio, Series 9 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies involved in the pharmaceutical industry. At May 16, 2002, each Unit represented a 1/4,129,416 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) including Income and Principal cash. At May 16, 2002, the Public Offering Price per Unit was $8.144 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 422
                       PHARMACEUTICAL PORTFOLIO, SERIES 9
             SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                      4,129,416
Fractional Undivided Interest in the Trust per Unit                1/4,129,416
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $32,452,096
   Aggregate Value of Securities per Unit                               $7.859
   Income and Principal cash (overdraft) in the Portfolio               $(125)
   Income and Principal cash (overdraft) per Unit                          $-
   Sales Charge 3.627% (3.5% of Public Offering Price,
     including Income and Principal cash)                                $.285
   Public Offering Price per Unit                                       $8.144
Redemption Price and Sponsor Repurchase Price per Unit
   ($.285 less than the Public Offering Price per Unit)                 $7.859

Date Trust Established                                          March 22, 2000
Mandatory Termination Date                                      March 15, 2005
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually. Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Creation and development fee: 0.25% of daily average net assets, maximum of 2.75% of a Unit holder's initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 422,
Pharmaceutical Portfolio, Series 9


We have audited the statement of assets and liabilities of FT 422, Pharmaceutical Portfolio, Series 9 (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from March 22, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 422, Pharmaceutical Portfolio, Series 9, at February 28, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 22, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 422
                       PHARMACEUTICAL PORTFOLIO, SERIES 9

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002



ASSETS

Securities, at fair value (cost, $40,087,055)                     $38,612,383
Dividends receivable                                                   36,529
Receivable from investment transactions                               124,252
                                                                  -----------
TOTAL ASSETS                                                      $38,773,164
                                                                  ===========

LIABILITIES AND NET ASSETS

Cash overdraft                                                       $ 27,090
Accrued liabilities                                                    41,046
Unit redemptions payable                                               41,035
                                                                  -----------
TOTAL LIABILITIES                                                     109,171
                                                                  -----------

Net assets, applicable to 4,317,183 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                            40,087,055
   Net unrealized appreciation (depreciation)                      (1,474,672)
   Distributable funds (deficit)                                    2,209,193
   Less deferred sales charge                                      (2,072,973)
   Less organization costs                                            (84,610)
                                                                  -----------
                                                                   38,663,993
                                                                  -----------

TOTAL LIABILITIES AND NET ASSETS                                  $38,773,164
                                                                  ===========

Net asset value per unit                                               $8.956
                                                                  ===========


See notes to financial statements.

                                     FT 422
                       PHARMACEUTICAL PORTFOLIO, SERIES 9

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002


  Number of                                                              Fair
   Shares         Name of Issuer of Equity Securities (1)                Value


   57,776         Abbott Laboratories                               $3,267,233
   31,660         Amgen Inc.                                         1,835,647
   24,252         Biogen, Inc.                                       1,288,994
   36,515(3)      Bristol-Myers Squibb Company                       1,716,205
   48,298         Chiron Corporation                                 2,097,099
   42,535         Cybear Group                                       1,422,796
   44,479         Elan Corporation Plc (ADR)                           627,154
   77,572(4)      Genzyme Corporation (General Division)             3,442,645
   32,222         GlaxoSmithKline Plc (ADR)                          1,577,267
   50,521         IDEC Pharmaceuticals Corporation                   3,173,729
   33,035         Immunex Corporation                                  949,426
   48,073(4)      Johnson & Johnson                                  2,927,646
   31,587         Eli Lilly and Company                              2,392,083
   36,444         MedImmune, Inc.                                    1,502,586
   29,639         Merck & Co., Inc.                                  1,817,760
   55,167(2)      Millennium Pharmaceuticals, Inc.                   1,036,036
   58,686         Novartis AG (ADR)                                  2,227,721
   52,797         Pfizer, Inc.                                       2,162,565
   17,334         Roche Holdings AG (ADR)                            1,217,713
   50,077         Schering-Plough Corporation                        1,727,156
    6,450         Syngenta AG (ADR)                                     72,756
    3,640(3)      Zimmer Holdings, Inc.                                130,166
                                                                   -----------

                  Total investments (total cost $40,087,055)-100%  $38,612,383
                                                                   ===========

                                     FT 422
                       PHARMACEUTICAL PORTFOLIO, SERIES 9

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002



(1)   Percentages are calculated based on net assets.

(2) In February 2002, COR Therapeutics, Inc. ("COR"), one of the Trust's original holdings, was acquired by Millennium Pharmaceuticals, Inc. ("Millennium"). Each shareholder of COR received .9873 shares of Millennium for each share of COR held.

(3) In August 2001, Bristol-Myers Squibb Company ("Bristol-Myers"), one of the Trust's original holdings, spun off Zimmer Holdings, Inc. ("Zimmer"). Each shareholder of Bristol-Myers received .10 shares of Zimmer for each share of Bristol-Myers held.

(4)   The number of shares reflects the effect of a two for one stock split.


See notes to financial statements.

                                     FT 422
                       PHARMACEUTICAL PORTFOLIO, SERIES 9

                            STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                 March 22, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                   February 28,   February 28,
                                                       2002           2001


Dividend income (net of foreign taxes withheld
   of $23,979 in 2002)                              $350,474         $401,931

Expenses
   Trustee and other service fees                    (67,703)         (48,302)
   Creation and development fees                    (115,668)        (121,505)
   Evaluator's fees                                  (10,884)         (14,232)
   Supervisory fees                                  (14,713)         (17,012)
   Administrative fees                                (5,336)          (7,362)
   Other expenses                                    (18,040)               -
                                                 ----------------------------
   Total expenses                                   (232,344)        (208,413)
                                                 ----------------------------
     Investment income (loss) - net                  118,130          193,518

Net gain (loss) on investments:
   Net realized gain (loss)                          314,142        1,192,652
   Change in net unrealized appreciation
     (depreciation)                               (6,972,498)       5,497,826
                                                 ----------------------------
                                                  (6,658,356)       6,690,478
                                                 ----------------------------
Net increase (decrease) in net assets
   resulting from operations                     $(6,540,226)      $6,883,996
                                                 ============================


See notes to financial statements.

                                     FT 422
                       PHARMACEUTICAL PORTFOLIO, SERIES 9

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Period from
                                                                 March 22, 2000
                                               Year ended       (Initial Date of
                                               February 28,        Deposit) to
                                                  2002         February 28, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net               $118,130           $193,518
   Net realized gain (loss) on investments       314,142          1,192,652
   Change in net unrealized appreciation
     (depreciation) on investments            (6,972,498)         5,497,826
                                              -----------------------------
   Net increase (decrease) in net assets
     resulting from operations                (6,540,226)         6,883,996
                                              -----------------------------

Units issued                                      61,984         57,228,696
Deferred sales charge                                  -         (2,067,727)
   Organization costs                             (4,440)           (79,833)
                                              -----------------------------
     Total                                        57,544         55,081,136
                                              -----------------------------

Unit redemptions                              (8,187,596)        (8,350,265)

Distributions to unit holders:
   Investment income - net                      (247,602)          (175,790)
   Principal from investment transactions              -                  -
                                              -----------------------------
     Total distributions                        (247,602)          (175,790)
                                              -----------------------------
Total increase (decrease) in net assets      (14,917,880)        53,439,077

Net assets:
   Beginning of the period                    53,581,873            142,796
                                              -----------------------------
   End of the period                         $38,663,993        $53,581,873
                                             ==============================
Distributable funds (deficit) at end of
   the period                                 $2,209,193         $2,154,782
                                              =============================
Trust units:
   Beginning of the period                     5,151,531             14,988
   Issued                                          6,075          5,913,797
   Redemptions                                  (840,423)          (777,254)
                                              -----------------------------
   End of the period                           4,317,183          5,151,531
                                              =============================


See notes to financial statements.

                                     FT 422
                       PHARMACEUTICAL PORTFOLIO, SERIES 9

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 422, Pharmaceutical Portfolio, Series 9 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies involved in the pharmaceutical industry.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.25% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.75% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $84,610, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:

               Unrealized depreciation                         $(6,789,455)
               Unrealized appreciation                           5,314,783
                                                               -----------
                                                               $(1,474,672)
                                                               ===========

4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.350 per unit which was paid to the Sponsor over a five-month period ended February 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.50% of the Public Offering Price, which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance of and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                  Period from
                                                                 March 22, 2000
                                                                (Initial Date of
                                                 Year ended        Deposit) to
                                                February 28,      February 28,
                                                    2002              2001

Dividend income                                     $.074             $.083
Expenses                                            (.049)            (.043)
                                                   -----------------------
     Investment income (loss) - net                  .025              .040

Distributions to unit holders:
   Investment income - net                          (.053)            (.041)
   Principal from investment transactions              -                  -

Net gain (loss) on investments                     (1.417)             .875
                                                   ------------------------
     Total increase (decrease) in net assets        (1.445)            .874

Net assets:
   Beginning of the period                         10.401             9.527
                                                   ------------------------

   End of the period                               $8.956           $10.401
                                                   ========================

Total return                                      (13.38)%
Ratio of total expenses to average net assets        .51%
Ratio of net investment income (loss) to
   average net assets                                .26%

                                     FT 422
                       PHARMACEUTICAL PORTFOLIO, SERIES 9

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


            SPONSOR:                First Trust Portfolios L.P. (formerly,
                                    Nike Securities L.P.)
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

            TRUSTEE:                JPMorgan Chase Bank
                                    4 Chase MetroTech Center, 3rd Floor
                                    Brooklyn, New York  11245

            LEGAL COUNSEL           Chapman and Cutler
            TO SPONSOR:             111 West Monroe Street
                                    Chicago, Illinois  60603

            LEGAL COUNSEL           Carter, Ledyard & Milburn
            TO TRUSTEE:             2 Wall Street
                                    New York, New York  10005

            INDEPENDENT             Deloitte & Touche LLP
            AUDITORS:               180 North Stetson Avenue
                                    Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 422
                      STORAGE & NETWORKING PORTFOLIO SERIES
                                 2,766,475 UNITS



PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 422, Storage & Networking Portfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies which focus on high speed networking and data storage. At May 16, 2002, each Unit represented a 1/2,766,475 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) including Income and Principal cash. At May 16, 2002, the Public Offering Price per Unit was $2.090 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 422
                      STORAGE & NETWORKING PORTFOLIO SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION

Number of Units                                                      2,766,475
Fractional Undivided Interest in the Trust per Unit                1/2,766,475
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $5,685,545
   Aggregate Value of Securities per Unit                               $2.055
   Income and Principal cash (overdraft) in the Portfolio           $(104,662)
   Income and Principal cash (overdraft) per Unit                      $(.038)
   Sales Charge 3.627% (3.5% of Public Offering Price,
     including Income and Principal cash)                                $.073
   Public Offering Price per Unit                                       $2.090
Redemption Price and Sponsor Repurchase Price per Unit
   ($.073 less than the Public Offering Price per Unit)                 $2.017

Date Trust Established                                          March 22, 2000
Mandatory Termination Date                                      March 15, 2005
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Creation and development fee: 0.25% of daily average net assets, maximum of 2.75% of a Unit holder's initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 422,
Storage & Networking Portfolio Series


We have audited the statement of assets and liabilities of FT 422, Storage & Networking Portfolio Series (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from March 22, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 422, Storage & Networking Portfolio Series, at February 28, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 22, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 422
                      STORAGE & NETWORKING PORTFOLIO SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002


ASSETS

Securities, at fair value (cost, $20,709,722)                      $6,371,355
Dividends receivable                                                    1,391
Receivable from investment transactions                                75,012
                                                                   ----------
TOTAL ASSETS                                                       $6,447,758
                                                                   ==========

LIABILITIES AND NET ASSETS

Cash overdraft                                                       $ 40,030
Accrued liabilities                                                    25,268
Unit redemptions payable                                               30,419
                                                                   ----------
TOTAL LIABILITIES                                                      95,717
                                                                   ----------

Net assets, applicable to 2,970,522 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                            20,709,722
   Net unrealized appreciation (depreciation)                     (14,338,367)
   Distributable funds (deficit)                                    1,770,570
   Less deferred sales charge                                      (1,734,939)
   Less organization costs                                            (54,945)
                                                                   ----------
                                                                    6,352,041
                                                                   ----------

TOTAL LIABILITIES AND NET ASSETS                                   $6,447,758
                                                                   ==========

Net asset value per unit                                               $2.138
                                                                   ==========


See notes to financial statements.

                                     FT 422
                      STORAGE & NETWORKING PORTFOLIO SERIES

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002



 Number of                                                               Fair
   Shares         Name of Issuer of Equity Securities (1)                Value


                  COMPUTER & PERIPHERALS - 29%
                  ----------------------
   29,058         Compaq Computer Corporation                         $294,648
   14,949         Dell Computer Corporation                            369,091
   12,195         Hewlett-Packard Company                              245,363
    7,685         International Business Machines Corporation          754,052
   20,188         Palm Inc.                                             60,968
   17,935         Sun Microsystems, Inc.                               152,627

                  ELECTRONIC EQUIPMENT AND INSTRUMENTS - 1%
                  ------------------------------------
    2,403         Agilent Technologies, Inc.                            74,853

                  NETWORKING PRODUCTS - 25%
                  -------------------
   13,790         3Com Corporation                                      66,192
   19,408(2)      Adaptec, Inc.                                        221,251
   11,216         Brocade Communications Systems, Inc.                 246,416
   12,449         Cisco Systems, Inc.                                  177,647
    8,801         Emulex Corporation                                   285,680
   15,572         Extreme Networks, Inc.                                97,948
    5,804         Foundry Networks, Inc.                                32,618
   15,288         JNI Corp.                                            107,933
    6,789         Juniper Networks, Inc.                                63,273
      471         McDATA Corporation                                     7,423
    9,632         Network Appliance, Inc.                              154,016
    5,171         Redback Networks Inc.                                 15,978
    3,229(2)      Roxio, Inc.                                           54,893
   13,036         Visual Networks, Inc.                                 39,238

                  SEMICONDUCTORS - 9%
                  --------------
   12,931         Intel Corporation                                    369,180
    5,746         QLogic Corporation                                   214,039

                                     FT 422
                      STORAGE & NETWORKING PORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002



 Number of                                                               Fair
   Shares         Name of Issuer of Equity Securities (1)                Value


                  SOFTWARE - 23%
                  --------
   12,535         BroadVision, Inc.                                    $23,942
   11,902(3)      Check Point Software Technologies Ltd.               332,304
   23,978         Legato Systems, Inc.                                 231,388
    8,564         Microsoft Corporation                                499,624
   21,472         Oracle Corporation                                   356,865

                  STORAGE - 13%
                  -------
   20,622         Advanced Digital Information Corporation             253,857
   12,955         EMC Corporation                                      141,210
   12,027         VERITAS Software Corporation                         426,838
                                                                      --------

                  Total investments (total cost $20,709,722)-100%   $6,371,355
                                                                    ==========

                                     FT 422
                      STORAGE & NETWORKING PORTFOLIO SERIES

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002





(1)   Percentages are calculated based on net assets.

(2) In May 2001, Adaptec, Inc. ("Adaptec"), one of the Trust's original holdings, spun off Roxio, Inc. ("Roxio"). Each shareholder of Adaptec received .1646 shares of Roxio for each share of Adaptec held.

(3) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.



See notes to financial statements.

                                     FT 422
                      STORAGE & NETWORKING PORTFOLIO SERIES

                            STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                  March 22, 2000
                                                                (Initial Date of
                                                  Year ended       Deposit) to
                                                 February 28,     February 28,
                                                     2002             2001

Dividend income                                    $14,660          $13,290

Expenses:
   Trustee and other service fees                  (50,729)         (35,594)
   Creation and development fees                   (24,228)         (53,552)
   Evaluator's fees                                 (9,307)          (9,900)
   Supervisory fees                                (11,704)         (11,983)
   Administrative fees                              (6,530)          (5,136)
   Other expenses                                  (13,815)               -
                                               ----------------------------
   Total expenses                                 (116,313)        (116,165)
                                               ----------------------------
     Investment income (loss) - net               (101,653)        (102,875)

Net gain (loss) on investments:
   Net realized gain (loss)                     (6,198,886)      (1,335,160)
   Change in net unrealized appreciation
     (depreciation)                              1,676,661      (16,015,028)
                                               ----------------------------
                                                (4,522,225)     (17,350,188)
                                               ----------------------------
Net increase (decrease) in net assets
   resulting from operations                   $(4,623,878)    $(17,453,063)
                                               ============================



See notes to financial statements.

                                     FT 422
                      STORAGE & NETWORKING PORTFOLIO SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                 March 22, 2000
                                               Year ended       (Initial Date of
                                               February 28,        Deposit) to
                                                  2002         February 28, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net              $(101,653)         $(102,875)
   Net realized gain (loss) on investments    (6,198,886)        (1,335,160)
   Change in net unrealized appreciation
     (depreciation) on investments             1,676,661        (16,015,028)
                                              -----------------------------
   Net increase (decrease) in net assets
     resulting from operations                (4,623,878)       (17,453,063)
                                              -----------------------------

Units issued                                           -         38,399,909
   Deferred sales charge                               -         (1,729,682)
   Organization costs                            (12,793)           (41,814)
                                              -----------------------------
     Total                                       (12,793)        36,628,413
                                              -----------------------------

Unit redemptions                              (2,982,202)        (5,159,078)

Distributions to unit holders:
   Investment income - net                             -           (188,473)
   Principal from investment transactions              -                  -
                                              -----------------------------
     Total distributions                               -           (188,473)
                                              -----------------------------
Total increase (decrease) in net assets       (7,618,873)        13,827,799

Net assets:
   Beginning of the period                    13,970,914            143,115
                                              -----------------------------
   End of the period                          $6,352,041        $13,970,914
                                              =============================
Distributable funds (deficit) at end of
   the period                                 $1,770,570         $1,576,902
                                              =============================
Trust units:
   Beginning of the period                     4,086,871             15,021
   Issued                                              -          4,912,466
   Redemptions                                (1,116,349)          (840,616)
                                              -----------------------------
   End of the period                           2,970,522          4,086,871
                                              =============================


See notes to financial statements.

                                     FT 422
                      STORAGE & NETWORKING PORTFOLIO SERIES

                          NOTES TO FINANCIAL STATEMENTS



1.   Organization

FY 422, Storage & Networking Portfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies which focus on high speed networking and data storage.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.25% of daily average net assets, which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.75% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $54,945, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:


               Unrealized depreciation                        $(14,338,367)
               Unrealized appreciation                                   -
                                                              ------------
                                                              $(14,338,367)
                                                              ============


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.350 per unit which was paid to the Sponsor over a five-month period ended February 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the Public Offering Price, which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                  Period from
                                                                 March 22, 2000
                                                                (Initial Date of
                                                  Year ended       Deposit) to
                                                 February 28,     February 28,
                                                     2002             2001

Dividend income                                      $.004          $.004
Expenses                                             (.033)         (.034)
                                                    ---------------------
     Investment income (loss) - net                  (.029)         (.030)

Distributions to unit holders:
   Investment income - net                              -           (.042)
   Principal from investment transactions               -              -

Net gain (loss) on investments                      (1.251)        (6.038)
                                                    ---------------------
     Total increase (decrease) in net assets         (1.280)       (6.110)

Net assets:
   Beginning of the period                           3.418          9.528
                                                    ---------------------

   End of the period                                $2.138         $3.418
                                                     ====================

Total return                                       (37.45)%
Ratio of total expenses to average net assets        1.19%
Ratio of net investment income (loss) to average
   net assets                                       (1.04)%

                                     FT 422
                      STORAGE & NETWORKING PORTFOLIO SERIES

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


             SPONSOR:                First Trust Portfolios L.P. (formerly,
                                     Nike Securities L.P.)
                                     1001 Warrenville Road
                                     Lisle, Illinois  60532
                                     (800) 621-1675

             TRUSTEE:                JPMorgan Chase Bank
                                     4 Chase MetroTech Center, 3rd Floor
                                     Brooklyn, New York  11245

             LEGAL COUNSEL           Chapman and Cutler
             TO SPONSOR:             111 West Monroe Street
                                     Chicago, Illinois  60603

             LEGAL COUNSEL           Carter, Ledyard & Milburn
             TO TRUSTEE:             2 Wall Street
                                     New York, New York  10005

             INDEPENDENT             Deloitte & Touche LLP
             AUDITORS:               180 North Stetson Avenue
                                     Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 422
                         TECHNOLOGY PORTFOLIO, SERIES 12
                                 5,810,978 UNITS




PROSPECTUS
Part One
Dated June 28, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 422, Technology Portfolio, Series 12 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies involved in the manufacturing, sales or servicing of computers and peripherals, computer software and services, data networking/communications equipment, semiconductor equipment and semiconductors. At May 16, 2002, each Unit represented a 1/5,810,978 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) including Income and Principal cash. At May 16, 2002, the Public Offering Price per Unit was $2.862 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                     Sponsor

                                     FT 422
                         TECHNOLOGY PORTFOLIO, SERIES 12
             SUMMARY OF ESSENTIAL INFORMATION AS OF MAY 16, 2002
    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                      5,810,978
Fractional Undivided Interest in the Trust per Unit                1/5,810,978
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $16,168,009
   Aggregate Value of Securities per Unit                               $2.782
   Income and Principal cash (overdraft) in the Portfolio           $(118,229)
   Income and Principal cash (overdraft) per Unit                      $(.020)
   Sales Charge 3.627% (3.5% of Public Offering Price,
     including Income and Principal cash)                                $.100
   Public Offering Price per Unit                                       $2.862
Redemption Price and Sponsor Repurchase Price per Unit
   ($.100 less than the Public Offering Price per Unit)                 $2.762

Date Trust Established                                          March 22, 2000
Mandatory Termination Date                                      March 15, 2005
Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
(generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.
Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.
Trustee's Annual Fee:  $.0095 per Unit.
Creation and development fee: 0.25% of daily average net assets, maximum of 2.75% of a Unit holder's initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 422,
Technology Portfolio, Series 12


We have audited the statement of assets and liabilities of FT 422, Technology Portfolio, Series 12 (the "Trust"), including the schedule of investments, as of February 28, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from March 22, 2000 (Initial Date of Deposit) to February 28, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 422, Technology Portfolio, Series 12, at February 28, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from March 22, 2000 (Initial Date of Deposit) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
June 14, 2002

                                     FT 422
                         TECHNOLOGY PORTFOLIO, SERIES 12

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002


ASSETS

Securities, at fair value (cost, $50,465,608)                     $17,291,533
Dividends receivable                                                    2,889
Receivable from investment transactions                                43,317
Cash                                                                   27,271
                                                                  -----------
TOTAL ASSETS                                                      $17,365,010
                                                                  ===========


LIABILITIES AND NET ASSETS

Accrued liabilities                                                  $ 47,759
Unit redemptions payable                                               34,661
                                                                  -----------
TOTAL LIABILITIES                                                      82,420
                                                                  -----------

Net assets, applicable to 6,176,979 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                            50,465,608
   Net unrealized appreciation (depreciation)                     (33,174,075)
   Distributable funds (deficit)                                    3,309,474
   Less deferred sales charge                                      (3,198,252)
   Less organization costs                                           (120,165)
                                                                  -----------
                                                                   17,282,590
                                                                  -----------

TOTAL LIABILITIES AND NET ASSETS                                  $17,365,010
                                                                  ===========

Net asset value per unit                                               $2.798
                                                                  ===========


See notes to financial statements.

                                     FT 422
                         TECHNOLOGY PORTFOLIO, SERIES 12

                             SCHEDULE OF INVESTMENTS

                                February 28, 2002



  Number of                                                              Fair
   Shares         Name of Issuer of Equity Securities (1)                Value


                  COMMUNICATIONS EQUIPMENT - 11%
                  ------------------------
   66,315         ADC Telecommunications, Inc.                        $238,734
    2,339         Avaya Inc.                                            12,514
   14,553         JDS Uniphase Corporation                              70,582
   27,772         Lucent Technologies Inc.                             155,245
   34,763         Nokia Oy (ADR)                                       722,028
   13,310         QUALCOMM Incorporated                                442,558
   30,671         Tellabs, Inc.                                        314,684

                  COMPUTERS & PERIPHERALS - 27%
                  -----------------------
    5,063         Agilent Technologies, Inc.                           157,712
   32,002         Dell Computer Corporation                            790,129
   27,044         EMC Corporation                                      294,780
   28,998         Gateway, Inc.                                        133,391
   26,335         Hewlett-Packard Company                              529,860
   16,632         International Business Machines Corporation        1,631,931
    1,006         McDATA Corporation                                    15,855
   44,056         Solectron Corporation                                364,343
   37,802         Sun Microsystems, Inc.                               321,695
   12,806         Veritas Software Company                             454,485

                  COMPUTER SOFTWARE & SERVICES - 22%
                  ----------------------------
   34,255         BMC Software, Inc.                                   549,793
   24,962(2)      Check Point Software Technologies Ltd.               696,939
   18,144         Microsoft Corporation                              1,058,521
   46,036         Oracle Corporation                                   765,118
   27,987         Siebel Systems, Inc.                                 776,919

                  NETWORKING PRODUCTS - 4%
                  -------------------
   28,555         3Com Corporation                                     137,064
   26,148         Cisco Systems, Inc.                                  373,132
   42,381         Palm, Inc.                                           127,991

                  SEMICONDUCTOR EQUIPMENT - 12%
                  -----------------------
   18,895         Applied Materials, Inc.                              821,366
   30,137         Novellus Systems, Inc.                             1,283,534

                                     FT 422
                         TECHNOLOGY PORTFOLIO, SERIES 12

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002


  Number of                                                              Fair
   Shares         Name of Issuer of Equity Securities (1)                Value


                  SEMICONDUCTORS - 24%
                  --------------
   43,195         Altera Corporation                                  $823,729
   26,636         Intel Corporation                                    760,458
   29,474         National Semiconductor Corporation                   741,271
    9,105(2)      PMC-Sierra, Inc.                                     133,024
   27,691(2)      STMicroelectronics N.V.                              815,777
   21,702         Texas Instruments Incorporated                       636,954
   19,860         Vitesse Semiconductor Corporation                    139,417
                                                                   -----------

                  Total investments (total cost $50,465,608)-100%  $17,291,533
                                                                   ===========

                                     FT 422
                         TECHNOLOGY PORTFOLIO, SERIES 12

                       SCHEDULE OF INVESTMENTS (continued)

                                February 28, 2002





(1)   Percentages are calculated based on net assets.

(2) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 422
                         TECHNOLOGY PORTFOLIO, SERIES 12

                            STATEMENTS OF OPERATIONS

                                                                  Period from
                                                                  March 22, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                   February 28,   February 28,
                                                       2002           2001

Dividend income (net of foreign taxes withheld
   of $3,058 and $137 in 2002 and 2001,
   respectively)                                     $33,120          $27,640

Expenses
   Trustee and other service fees                    (87,334)         (72,334)
   Creation and development fees                     (59,884)        (130,639)
   Evaluator's fees                                  (15,720)         (19,238)
   Supervisory fees                                  (21,547)         (25,698)
   Administrative fees                                (4,356)         (14,580)
   Tax reporting fee                                 (11,500)               -
   Other expenses                                    (20,080)               -
                                                -----------------------------
   Total expenses                                   (220,421)        (262,489)
                                                -----------------------------
     Investment income (loss) - net                 (187,301)        (234,849)

Net gain (loss) on investments:
   Net realized gain (loss)                       (6,873,961)      (2,731,921)
   Change in net unrealized appreciation
     (depreciation)                               (3,124,731)     (30,049,344)
                                                -----------------------------
                                                  (9,998,692)     (32,781,265)
                                                -----------------------------
Net increase (decrease) in net assets
   resulting from operations                    $(10,185,993)    $(33,016,114)
                                                =============================



See notes to financial statements.

                                     FT 422
                         TECHNOLOGY PORTFOLIO, SERIES 12

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                 March 22, 2000
                                                Year ended      (Initial Date of
                                               February 28,        Deposit) to
                                                  2002         February 28, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net               $(187,301)        $(234,849)
   Net realized gain (loss) on investments     (6,873,961)       (2,731,921)
   Change in net unrealized appreciation
     (depreciation) on investments             (3,124,731)      (30,049,344)
                                              -----------------------------
   Net increase (decrease) in net assets
     resulting from operations                (10,185,993)      (33,016,114)
                                              -----------------------------

Units issued                                            -        79,429,006
   Deferred sales charges                               -        (3,193,001)
   Organization costs                             (24,266)          (95,561)
                                              -----------------------------
     Total                                        (24,266)       76,140,444
                                              -----------------------------

Unit redemptions                               (4,703,423)      (10,861,220)
                                              -----------------------------
Distributions to unit holders:
   Investment income - net                              -                 -
   Principal from investment transactions               -          (209,777)
                                              -----------------------------
     Total distributions                                -          (209,777)
                                              -----------------------------
Total increase (decrease) in net assets       (14,913,682)       32,053,333

Net assets:
   Beginning of the period                     32,196,272           142,939
                                              -----------------------------
   End of the period                          $17,282,590       $32,196,272
                                              =============================

Distributable funds (deficit) at end of
   the period                                  $3,309,474        $3,071,605
                                              =============================
Trust units:
   Beginning of the period                      7,528,689            15,003
   Issued                                               -         9,070,861
   Redemptions                                 (1,351,710)       (1,557,175)
                                              -----------------------------
   End of the period                            6,176,979         7,528,689
                                              =============================


See notes to financial statements.

                                     FT 422
                         TECHNOLOGY PORTFOLIO, SERIES 12

                          NOTES TO FINANCIAL STATEMENTS




1.   Organization

FT 422, Technology Portfolio, Series 12 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies involved in the manufacturing, sales or servicing of computers and peripherals, computer software and services, data networking/communications equipment, semiconductor equipment and semiconductors.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.25% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.75% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $120,165, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective March 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at February 28, 2002 follows:


               Unrealized depreciation                        $(33,174,075)
               Unrealized appreciation                                   -
                                                              ------------
                                                              $(33,174,075)
                                                              ============


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.350 per unit which was paid to the Sponsor over a five-month period ended February 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.50% of the Public Offering Price, which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                  March 22, 2000
                                                                (Initial Date of
                                                  Year ended       Deposit) to
                                                 February 28,     February 28,
                                                     2002             2001

Dividend income                                      $.005           $.004
Expenses                                             (.032)          (.036)
                                                   -----------------------
     Investment income (loss) - net                  (.027)          (.032)

Distributions to unit holders:
   Investment income - net                              -                -
   Principal from investment transactions               -            (.026)

Net gain (loss) on investments                      (1.451)         (5.193)
                                                   -----------------------
     Total increase (decrease) in net assets        (1.478)         (5.251)

Net assets:
   Beginning of the period                           4.276           9.527
                                                   -----------------------

   End of the period                                $2.798          $4.276
                                                   =======================

Total return                                       (34.57)%
Ratio of total expenses to average net assets         .90%
Ratio of net investment income (loss) to
   average net assets                                (.76)%

                                     FT 422
                         TECHNOLOGY PORTFOLIO, SERIES 12

                                    PART ONE
                Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


             SPONSOR:                First Trust Portfolios L.P. (formerly,
                                     Nike Securities L.P.)
                                     1001 Warrenville Road
                                     Lisle, Illinois  60532
                                     (800) 621-1675

             TRUSTEE:                JPMorgan Chase Bank
                                     4 Chase MetroTech Center, 3rd Floor
                                     Brooklyn, New York  11245

             LEGAL COUNSEL           Chapman and Cutler
             TO SPONSOR:             111 West Monroe Street
                                     Chicago, Illinois  60603

             LEGAL COUNSEL           Carter, Ledyard & Milburn
             TO TRUSTEE:             2 Wall Street
                                     New York, New York  10005

             INDEPENDENT             Deloitte & Touche LLP
             AUDITORS:               180 North Stetson Avenue
                                     Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                                  NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                            ONLY BE USED WITH PART ONE
Dated June 28, 2002                                             AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-9533

                            Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          5
Distribution of Units                                    5
The Sponsor's Profits                                    6
The Secondary Market                                     6
How We Purchase Units                                    6
Expenses and Charges                                     6
Tax Status                                               7
Retirement Plans                                        10
Rights of Unit Holders                                  10
Income and Capital Distributions                        10
Redeeming Your Units                                    11
Removing Securities from a Trust                        12
Amending or Terminating the Indenture                   13
Information on the Sponsor, Trustee and Evaluator       13
Other Information                                       14

                      The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (formerly known as Nike Securities L.P.) (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two
Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P. (formerly known as Nike Securities L.P.), as Sponsor, JP Morgan Chase Bank as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trusts" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                      Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain of the Trusts may be issued by companies with market capitalizations of less than $2 billion. The share prices of these small-cap companies are often more volatile than those of larger companies as a result of several factors common to many such issuers, including limited trading volumes, products or financial resources, management inexperience and less publicly available information.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Because the Treasury Obligations pay no interest until their maturity, Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. The closed-end investment companies in turn invest in other securities. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards;

expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities;
inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Investment Comparisons.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance.

                  The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

As Sponsor, we will be compensated for providing bookkeeping and other administrative services to the Trusts, and will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also now chargeable to such Trusts. Historically, we paid these fees and expenses. First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to certain Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to us, First Trust Advisors L.P., Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit.
Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities and Treasury Obligations (collectively, the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt and that the RIC Shares and the REIT Shares constitute qualifying shares in regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (i.e., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income is considered to be received by the Trust. This is true even if you elect to have your distributions automatically reinvested into additional Units.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total proceeds received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits or in the case of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property with a holding period of more than five years. However, the reduction of the 20% rate to 18% applies only if the holding period for the property begins after December 31, 2000. Therefore, you will not be eligible for the 18% capital gain rate on assets for which your holding period began before January 1, 2001. However, if you are an individual, you may elect to treat certain assets you hold on January 1, 2001 as having been sold for their fair market value on the next business day after January 1, 2001 for purposes of this holding period requirement. If you make this election for an asset, the asset would be eligible for the 18% rate if it is held by you for more than five years after this deemed sale. If you make this election, you must recognize any gain from this deemed sale, but any loss is not recognized.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units or the date your Trust purchases a Trust Asset to determine the holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code may, however, treat certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. The application of the rules described above in the case of pass-through entities such as the REITs and RICs will be prescribed in future Treasury Regulations. The Internal Revenue Service has released preliminary guidance which provides that, in general, pass-through entities such as REITs and RICs may designate their capital gains dividends as either a 20% rate gain distribution or an unrecaptured section 1250 gain distribution, depending on the nature of the gain received by the pass-through entity.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. The basis of your Unit and of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation (not including unaccrued original issue discount). Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is sold or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units included accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs. Distributions on a RIC Share are eligible for the dividends received deduction only to the extent that the dividends received by the Unit owner are attributable to dividends received by the RIC itself from certain domestic corporations and are designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive an undivided interest in Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such fractional portion of the Trust Asset.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Interest and dividend payments on your Trust Assets of foreign companies that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will generally not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

                    Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

            Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution at redemption, Fee Accounts Unit holders must have held their Units for at least one month. No In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your certificates, if any, to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed on Fee Accounts Units by "wrap fee" plans) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, First Trust Portfolios L.P. (formerly known as Nike Securities L.P.), specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $40 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2001, the total partners' capital of First Trust Portfolios L.P. was $17,560,001 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is JP Morgan Chase Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 Chase MetroTech Center, 3rd Floor, Brooklyn, New York 11245. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus and registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements for periods prior to that audited by Deloitte & Touche LLP were audited by other auditors whose report expressed an unqualified opinion on those financial statements.

                 This page is intentionally left blank.

Page 15


                             First Trust(R)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          JP Morgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                              June 28, 2002

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 16



                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated June 28, 2002                                      PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                      Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of biotechnology companies and pharmaceutical companies actively participating in the biotechnology industry.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Biotechnology/Pharmaceutical Industries. Because more than 25% of each Trust is invested in companies involved in drug development and production, each Trust is considered to be concentrated in the biotechnology and pharmaceutical industries. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Biotech and pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                     Biotechnology Growth Trust Series
                       Biotechnology Portfolio Series

                The First Trust(R) Special Situations Trust
                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Biotechnology/Pharmaceutical                                1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Biotechnology/Pharmaceutical. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail.

Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain

Page 1

products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trust's objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in a Trust.

Page 2



                  Digital Convergence Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 28, 2002                                       PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                              1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies which focus on the use of digital technology.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Digital Technology Industry. Because more than 25% of each Trust is invested in companies which focus on the use of digital technology, each Trust is considered to be concentrated in the digital technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Digital technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Digital technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Digital technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                  Digital Convergence Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                           First Trust(R)

                 Digital Convergence Portfolio Series

                            The FT Series

                        Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2
Concentration
   Digital Convergence                                         2
Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The court entered into a final judgment on June 7, 2000 in which it called for Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The court also called for significant operating restrictions to be placed on the company until such time as the separation was completed. Microsoft has stated that it will appeal the rulings against it after the penalty phase and final decree. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Digital Convergence. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. Digital technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, digital technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of digital technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many digital technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain digital technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many digital technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

                 Genomics & Proteomics Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 28, 2002                                       PART ONE AND PART TWO

The Trusts consist of a diversified portfolio of common stocks (the "Securities") issued by companies in the industry sector or investment focus for which the Trusts are named. The Trusts seek to provide monthly income and the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

Each Trust's objective is to provide investors with monthly income and the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of biotechnology companies and pharmaceutical companies that are actively participating in genomics and proteomics research. Biotechnology companies are continually trying to understand the cause of disease in order to find appropriate treatments or even cures. Two of the more prominent methods used to increase the speed and accuracy of drug discovery and development are genomics and proteomics.

Genomics. Genomics refers to the study of the entire collection of human genes. By deciphering the human genetic code, researchers hope to expose the genes that are responsible for the disease they are targeting. Advances in this area allow researchers to develop starting points to treat the causes of the targeted disease.

Proteomics. Proteomics is the link between genes, proteins and disease. Protein mediators control the gene's actions and are responsible for normal biological functions and disease mechanisms. Many of the top selling drugs either target proteins or are proteins. Development in this area should help to identify how diseases start and how they progress.

A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely.

You should be aware that predictions stated herein for the biotechnology and pharmaceutical industries may not be realized. In addition, the Securities contained in each Trust are not intended to be representative of the biotechnology and pharmaceutical industries as a whole and the performance of each Trust is expected to differ from that of the biotechnology and pharmaceutical industries. Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Biotechnology/Pharmaceutical Industries. Because more than 25% of each Trust is invested in common stock of biotechnology and pharmaceutical companies, each Trust is considered to be concentrated in the biotechnology and pharmaceutical industries. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Biotechnology and pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                    Your maximum
  If you invest                       sales charge
(in thousands):*                           will be:
_________________                   _____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                 Genomics & Proteomics Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                        First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                   Genomics & Proteomics Portfolio Series

                              The FT Series

                          Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Biotechnology/Pharmaceutical                                1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Biotechnology/Pharmaceutical. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail.

Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

Page 1


As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that a Trust's objective will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trusts.

Page 2



                     Pharmaceutical Portfolio Series
                   Pharmaceutical Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated June 28, 2002                                      PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              FIRST TRUST (R)

                               1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Pharmaceutical Industry. Because more than 25% of each Trust is invested in pharmaceutical companies, these Trusts are considered to be concentrated in the pharmaceutical industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described below), the maximum sales charge is reduced, as follows:

                                    Your maximum
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.25%
$100 but less than $250             4.00%
$250 but less than $500             3.50%
$500 or more                        2.50%


For FT 500:

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

Investors purchasing Units through registered broker/dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will generally not be assessed the transactional sales charge described in this section on the purchase of Units. However, investors purchasing Units of Trusts with an Initial Date of Deposit, as set forth in Part One of the prospectus, of July 1, 2000 or earlier will purchase Fee Accounts Units at the Public Offering Price less the applicable dealer concession. Trusts with an Initial Date of Deposit, as set forth in Part One of the prospectus, on or after August 7, 2001 are not eligible for Fee Accounts purchases. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. We reserve the right to limit or deny purchases of Units not subject to a sales charge by investors whose frequent trading activity we determine to be detrimental to a Trust.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

For FT 500, as Sponsor, we will receive a fee from the Trust for creating and developing the Trust, including determining the Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of the Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in the Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35%. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                     Pharmaceutical Portfolio Series
                   Pharmaceutical Growth Trust Series
                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                    4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                     Pharmaceutical Portfolio Series
                   Pharmaceutical Growth Trust Series
                              The FT Series
               The First Trust(R) Special Situations Trust

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Pharmaceutical                                              2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial

Page 1

reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Pharmaceutical. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trusts' objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trusts.

Page 2


                  Storage & Networking Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 28, 2002                                       PART ONE AND PART TWO

The Trusts consist of a diversified portfolio of common stocks (the "Securities") issued by companies in the industry sector or investment focus for which the Trusts are named. The Trusts seek to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

You should be aware that predictions stated herein may not be realized. Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stocks of companies which are involved in different areas of the technology industry, each Trust is considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                    Your maximum
If you invest                       sales charge
(in thousands):*                    will be:
_______________________             ____________
$50 but less than $100              4.25%
$100 but less than $250             4.00%
$250 but less than $500             3.50%
$500 or more                        2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. Please note that even if you reinvest distributions, they are still considered distributions for income tax purposes.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                  Storage & Networking Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                  Storage & Networking Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts may consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rate" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The federal appeals court overturned a June 7, 2000 ruling which called for Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The appeals court has sent the case back to the lower court to determine penalties. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the Storage & Networking Portfolio Series should be made with an understanding of the characteristics of the technology industry and the risks which such an investment may entail.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities in such Trusts depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities in such Trusts will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities in such Trusts and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities in such Trusts will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities in such Trusts.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in such Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                       Technology Portfolio Series
                     Technology Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated June 28, 2002                                      PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            FIRST TRUST (R)

                            1-800-621-9533

                         Portfolio

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in technology companies, these Trusts are considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described below), the maximum sales charge is reduced, as follows:

                                    Your maximum
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.25%
$100 but less than $250             4.00%
$250 but less than $500             3.50%
$500 or more                        2.50%

For FT 500:

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

Investors purchasing Units through registered broker/dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will generally not be assessed the transactional sales charge described in this section on the purchase of Units. However, investors purchasing Units of Trusts with an Initial Date of Deposit, as set forth in Part One of the prospectus, of July 1, 2000 or earlier will purchase Fee Accounts Units at the Public Offering Price less the applicable dealer concession. Trusts with an Initial Date of Deposit, as set forth in Part One of the prospectus, on or after August 7, 2001 are not eligible for Fee Accounts purchases. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. We reserve the right to limit or deny purchases of Units not subject to a sales charge by investors whose frequent trading activity we determine to be detrimental to a Trust.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

For FT 500, as Sponsor, we will receive a fee from the Trust for creating and developing the Trust, including determining the Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of the Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in the Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35%. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                       Technology Portfolio Series
                     Technology Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                      First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                     4 Chase MetroTech Center, 3rd floor
                         Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                       Technology Portfolio Series
                     Technology Growth Trust Series

                              The FT Series
               The First Trust(R) Special Situations Trust

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors





                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 422 BIOTECHNOLOGY PORTFOLIO, SERIES 3, DIGITAL CONVERGENCE PORTFOLIO, SERIES 2, FIBER OPTICS PORTFOLIO, SERIES 2, GENOMICS & PROTEOMICS PORTFOLIO, SERIES 2, PHARMACEUTICAL PORTFOLIO, SERIES 9, STORAGE & NETWORKING PORTFOLIO SERIES, and TECHNOLOGY PORTFOLIO, SERIES 12, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on June 28, 2002.

                              FT 422
                              BIOTECHNOLOGY PORTFOLIO, SERIES 3
                              DIGITAL CONVERGENCE PORTFOLIO,
                                SERIES 2
                              FIBER OPTICS PORTFOLIO, SERIES 2
                              GENOMICS & PROTEOMICS PORTFOLIO,
                                SERIES 2
                              PHARMACEUTICAL PORTFOLIO, SERIES 9
                              STORAGE & NETWORKING PORTFOLIO
                                SERIES
                              TECHNOLOGY PORTFOLIO, SERIES 12
                                    (Registrant)
                              By  FIRST TRUST PORTFOLIOS L.P.
                                    (Depositor)


                              By  Robert M. Porcellino
                                  Senior Vice President


                           S-2

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                  TITLE*                 DATE

David J. Allen               Director           )
                             of The Charger     )
                             Corporation, the   )  June 28, 2002
                             General Partner of )
                             First Trust        )
                             Portfolios L.P.    )

Judith M. Van Kampen         Director           )
                             of The Charger     )  Robert M. Porcellino
                             Corporation, the   )  Attorney-in-Fact**
                             General Partner of )
                             First Trust        )
                             Portfolios L.P.    )

Karla M. Van Kampen-Pierre   Director           )
                             of The Charger     )
                             Corporation, the   )
                             General Partner of )
                             First Trust        )
                             Portfolios L.P.    )

David G. Wisen               Director           )
                             of The Charger     )
                             Corporation, the   )
                             General Partner of )
                             First Trust        )
                             Portfolios L.P.    )




       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios
       L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.




                               S-3
                  INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our reports dated June 14, 2002 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP



Chicago, Illinois
June 26, 2002